Share-based payment liability - Narrative (Details) - ZAR (R) R in Thousands		1 Months Ended		12 Months Ended
	May 31, 2014	Sep. 30, 2017	Jun. 30, 2014	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense recognized during the year		R 1,400		R 1,352	R 1,064	R (2,018)
Non-controlling interest				(1,517,181)	R (1,442,931)	R (1,919,808)	R (1,864,572)
Transfers to other reserves within equity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-controlling interest				R 1,500
MiX Brazil
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity interest acquired		5.00%
Consideration transferred in acquisition of equity interest		R 1,400
MiX Brazil
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity interests held by non-controlling interests	0.0025%		5.00%	5.00%			5.00%	0.0025%
Equity interest held		100.00%
MiX Brazil | Transfers to other reserves within equity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-controlling interest		R 1,500
MiX Telematics Fleet Support Services Proprietary Limited
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity interest held				100.00%	100.00%
MiX Telematics Fleet Support Services Proprietary Limited | MiX Telematics Fleet Support Trust
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity interest held					51.00%